Right of use assets and lease liabilities - Summary of carrying amounts of the Company's right of use assets and lease and the movements during the years (Parenthetical) (Detail) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation, right-of-use assets	$ 7,505	[1]	$ 5,830	[2]
Interest expense on lease liabilities	1,641		1,561
Drilling Services [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation, right-of-use assets	2,142		1,326
Interest expense on lease liabilities	$ 771		$ 371

[1]	Includes depreciation associated to leases from drilling services incurred is capitalized as work in progress by 2,142.
[2]	Includes depreciation associated to leases from drilling services incurred is capitalized as work in progress by 1,326